Pensions and Other Post-employment Benefits	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Pensions and Other Post-employment Benefits	Pensions and Other Post-employment Benefits
The Company currently provides defined contribution pension plans for all qualified employees and other post-employment benefit plans to its retirees. The other post-employment benefit plans provide certain retired employees with health care and dental benefits. The Company also maintains one defined benefit pension plan, which is closed to new entrants. The defined benefit pension plan provides pension benefits to certain employees based on years of service and final average earnings. The amount and timing of funding of this plan is subject to the funding policy as approved by the Board of Directors.
The measurement date of all plan assets and the accrued benefit obligations was December 31, 2020. The Company is required to file an actuarial valuation of its defined benefit pension with the provincial or state regulator at least every three years. The most recent actuarial valuation was December 31, 2019 for the U.S defined benefit plan. The most recent actuarial valuation was April 30, 2018 for the Canadian Other Post-employment benefit plan. The most recent actuarial valuation of the U.S. Other Post-employment benefit plan was January 18, 2019.
Defined Contribution Pension Plan
During the year ended December 31, 2020, the Company recognized a $56 million expense (2019 – $59 million) for the defined contribution and U.S. 401(k) plans in net loss.
Defined Benefit Pension Plans (“DB Pension Plan”) and Other Post-employment Benefit Plans (“OPEB Plans”)

Defined Benefit Obligations	DB Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Beginning of year	39	79	201	199
Current service cost	—	—	9	10
Interest cost	1	2	6	7
Benefits paid	(2)	(3)	(5)	(4)
Past service cost	—	3	—	(29)
Settlements	—	(49)	—	—
Remeasurements
Actuarial gain – experience	—	—	(1)	(1)
Actuarial loss – financial assumptions	4	9	14	20
Effect of changes in foreign exchange rates	(1)	(2)	—	(1)
End of year	41	39	224	201

Fair Value of Plan Assets	DB Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Beginning of year	31	71	—	—
Contributions by employer	—	(1)	3	2
Benefits paid	(2)	(3)	(3)	(2)
Interest income	1	2	—	—
Return on plan assets greater than discount rate	3	16	—	—
Settlements	—	(52)	—	—
Effect of changes in foreign exchange rates	(1)	(2)	—	—
End of year	32	31	—	—

Funded status	DB Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Net liability	(9)	(8)	(224)	(201)
The Company has accrued the total net liability for the DB Pension Plan and the OPEB Plans in the consolidated balance sheets in other long-term liabilities.
On July 25, 2019, the Company completed the transaction related to the Canadian DB Pension Plan initiated on July 25, 2017. The transaction settled the remaining service costs for active plan members, thereby settling the defined benefit obligation related to active plan members. This resulted in the Company recognizing a $5 million actuarial gain (net of tax of $1 million) in other comprehensive loss in 2019.
The composition of the DB Pension Plan assets at December 31, 2020 and 2019 was as follows:

DB Pension Plan Assets
(percent)	Target allocation range	2020	2019
Money market type funds	—	—	—
Equity securities	35	35	35
Debt securities	65	65	65
The following table summarizes amounts recognized in net loss and OCI for the DB Pension Plans and the OPEB Plans for the years ended December 31, 2020 and 2019:

	DB Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Amounts recognized in net loss
Current service cost	—	—	9	10
Past service cost	—	3	—	(29)
Net Interest cost	—	—	6	7
Benefit cost	—	3	15	(12)
Remeasurements
Actuarial gain due to liability experience	—	—	(1)	(1)
Actuarial loss due to liability assumption changes	4	9	14	20
Gain on plan assets	(3)	(16)	—	—
Remeasurement effects recognized in OCI	1	(7)	13	19
The following long-term assumptions were used to estimate the value of the defined benefit obligations, the plan assets and the OPEB Plans:

Assumptions	DB Pension Plans		OPEB Plans
(percent)	2020	2019	2020	2019
Discount rate for benefit expense and obligation	0.8 - 3.2	2.3 - 4.2	2.5 - 3.2	3.0 -3.7
Rate of compensation expense	3.5	3.5	N/A	N/A
The average health care cost trend rate used for the benefit expense for the Canadian OPEB Plan was 6.0% for 2018, 2019 and 2020, grading 0.5% per year for 2 years to 5.0% in 2022 and thereafter. The average health care cost trend rate used for the obligation related to the Canadian OPEB Plan was 6.0% for 2018, 2019 and 2020, grading 0.5% per year for 2 years to 5.0% in 2022 and thereafter.
The average health care cost trend rate used for the benefit expense for the U.S. OPEB Plan was 6.5% for 2018, grading 0.25% per year for 6 years to 5.0% per year in 2026 and thereafter. The average health care cost trend rate used for the obligation related to the U.S. OPEB Plan was 6.5% for 2019 and 2020, grading 0.25% per year for 6 years to 5.0% in 2026 and thereafter.
The sensitivity of the defined benefit and OPEB obligations to changes in relevant actuarial assumption is shown below:

Sensitivity Analysis	DB Pension Plans		OPEB Plans
($ millions)	1% increase	1% decrease	1% increase	1% decrease
Discount rate	(5)	6	(25)	31
Health care cost trend rate	N/A	N/A	25	(22)